DEFERRED REVENUE (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 09, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue							$ 383,750	$ 763,750
Less - current portion		$ (180,000)			$ (180,000)		(180,000)	(380,000)
Deferred revenue, net of current portion		68,750			68,750		203,750	383,750
WeedMD RX Inc. (''WMD'') [Member]
Deferred Revenue Arrangement [Line Items]
Common shares received in exchange for future consulting services and use of our intellectual property	1,187,500
Warrants received in exchange for future consulting services and use of our intellectual property	3,000,000
Fair value of securities recorded as deferred revenue	$ 893,750
Deferred revenue recognized per month		15,000	$ 15,000		15,000	$ 15,000	15,000
Total deferred revenue recognized		45,000	$ 90,000	$ 150,000	45,000	$ 90,000	180,000	180,000
Deferred revenue		$ 248,750			$ 248,750		383,750	563,750
Deffered income recognized other income							200,000
Fox Barry Farms Llc [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue								$ 200,000	$ 200,000